DISCONTINUED OPERATIONS - Cash flow statement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operational Activities
Net cash provided by operating activities		R$ (379,997)	R$ (546,575)
Net cash provided by financing activities		414,724	549,046
Net cash provided by investment activities		6,337	(30,146)
Net cash provided by discontinued operations		41,064	(27,675)
Adjustments:
Depreciation and amortization	R$ 1,862,869	1,807,429	1,701,989
Financial charges	2,438,704	2,983,484	617,580
Others	221,811	(861,219)	(694,892)
Adjustments to reconcile profit (loss)	(1,005,611)	(2,251,146)	(12,198,235)
FINANCING ACTIVITIES
Loans and financing obtained/debentures obtained	9,157,888	6,779,312	1,024,168
Payment of loans and financing/debentures - principal	(12,613,613)	(12,463,148)	(6,374,321)
Receipt of advances for future capital increase		3,660,215
Others	(82,424)	(51,412)	(149,148)
INVESTMENT ACTIVITIES
Purchase of property, plant and equipment	(2,254,786)	(1,954,652)	(1,132,006)
Acquisition of intangible assets	(142,003)	(65,550)	(129,039)
Others	R$ (166,492)	R$ (55,723)	R$ 25